GuideMark® Large Cap Core Fund
Schedule of Investments (Unaudited)
June 30, 2020

Number of Shares		Value
	COMMON STOCKS - 93.55%
	Aerospace & Defense - 0.67%
3,858	BWX Technologies, Inc.	$218,517
1,904	L3Harris Technologies, Inc.	323,052
1,765	Lockheed Martin Corp.	644,084
1,111	Northrop Grumman Corp.	341,566
7,627	Raytheon Technologies Corp.	469,976
13,108	Spirit AeroSystems Holdings, Inc. - Class A	313,805
1,054	Teledyne Technologies, Inc. (a)	327,741
14,062	Textron, Inc.	462,780
5,944	Virgin Galactic Holdings, Inc. (a)	97,125
		3,198,646
	Air Freight & Logistics - 0.14%
5,629	C.H. Robinson Worldwide, Inc. (b)	445,029
2,572	XPO Logistics, Inc. (a)	198,687
		643,716
	Airlines - 0.54%
21,098	Alaska Air Group, Inc.	765,013
20,070	Copa Holdings SA - Class A	1,014,739
27,494	Delta Air Lines, Inc.	771,207
		2,550,959
	Auto Components - 0.13%
2,758	Aptiv Plc (b)	214,903
4,092	Gentex Corp.	105,451
2,518	Lear Corp.	274,513
		594,867
	Automobiles - 0.51%
143,156	Ford Motor Co. (b)	870,389
1,175	Tesla, Inc. (a)(b)	1,268,777
2,676	Thor Industries, Inc. (b)	285,074
		2,424,240
	Banks - 1.72%
13,902	Associated Banc-Corp.	190,179
53,991	Bank of America Corp.	1,282,286
19,759	Citigroup, Inc.	1,009,685
9,249	Citizens Financial Group, Inc.	233,445
4,809	Comerica, Inc.	183,223
19,017	F.N.B. Corp.	142,627
11,772	Fifth Third Bancorp	226,964
35,796	JPMorgan Chase & Co.	3,366,972
7,361	Popular, Inc.	273,608
12,499	Regions Financial Corp.	138,989
8,769	Sterling Bancorp	102,773
12,196	Synovus Financial Corp.	250,384
26,272	Wells Fargo & Co.	672,563
3,385	Wintrust Financial Corp.	147,654
		8,221,352
	Beverages - 1.42%
246	Boston Beer Co., Inc. - Class A (a)	132,016
3,673	Brown-Forman Corp. - Class A	211,455
8,227	Brown-Forman Corp. - Class B (b)	523,731
32,303	Coca-Cola Co.	1,443,298
553	Constellation Brands, Inc. - Class A	96,747
7,247	Keurig Dr. Pepper, Inc. (b)	205,815
37,703	Molson Coors Brewing Co. - Class B	1,295,475
7,928	Monster Beverage Corp. (a)	549,569
17,609	PepsiCo, Inc.	2,328,966
		6,787,072
	Biotechnology - 2.83%
2,361	Acceleron Pharma, Inc. (a)	224,933
3,926	Alexion Pharmaceuticals, Inc. (a)	440,654
26,807	Alkermes PLC (a)	520,190
2,999	Alnylam Pharmaceuticals, Inc. (a)(b)	444,182
9,783	Amgen, Inc.	2,307,418
3,795	Biogen, Inc. (a)	1,015,352
1,767	BioMarin Pharmaceutical, Inc. (a)	217,942
25,126	Exelixis, Inc. (a)	596,491
25,418	Gilead Sciences, Inc.	1,955,661
1,410	Global Blood Therapeutics, Inc. (a)	89,013
5,226	Immunomedics, Inc. (a)	185,209
8,671	Incyte Corp. (a)	901,524
6,395	Moderna, Inc. (a)(b)	410,623
1,518	Neurocrine Biosciences, Inc. (a)	185,196
1,047	Regeneron Pharmaceuticals, Inc. (a)	652,962
1,983	Repligen Corp. (a)	245,119
5,098	Seattle Genetics, Inc. (a)(b)	866,252
6,030	United Therapeutics Corp. (a)	729,630
5,128	Vertex Pharmaceuticals, Inc. (a)	1,488,710
		13,477,061
	Building Products - 0.59%
4,380	A.O. Smith Corp. - Class A (b)	206,386
3,942	Allegion PLC (b)	402,951
2,312	Armstrong World Industries, Inc.	180,243
2,102	Fortune Brands Home & Security, Inc.	134,381
1,889	Lennox International, Inc. (b)	440,118
9,597	Masco Corp.	481,865
10,776	Owens Corning, Inc.	600,870
2,092	Trane Technologies PLC	186,146
1,455	Trex Co., Inc. (a)	189,252
		2,822,212
	Capital Markets - 2.31%
3,667	Ameriprise Financial, Inc.	550,197
2,386	Ares Management Corp. - Class A	94,724
988	BlackRock, Inc.	537,561
1,922	Cboe Global Markets, Inc.	179,284
2,066	CME Group, Inc. - Class A	335,808
7,860	Eaton Vance Corp.	303,396
4,359	Evercore, Inc. - Class A	256,832
2,192	FactSet Research Systems, Inc. (b)	720,006
4,503	Intercontinental Exchange, Inc.	412,475
75,275	Invesco Ltd. (b)	809,959
15,094	Lazard, Ltd. - Class A	432,141
3,252	Legg Mason, Inc.	161,787
5,784	LPL Financial Holdings, Inc.	453,466
1,373	MarketAxess Holdings, Inc.	687,763
4,390	Moody's Corp.	1,206,065
8,753	Morgan Stanley	422,770
1,419	Morningstar, Inc.	200,036
1,347	MSCI, Inc.	449,655
1,605	NASDAQ OMX Group, Inc.	191,749
3,321	S&P Global, Inc.	1,094,203
4,970	SEI Investments Co.	273,251
4,991	T. Rowe Price Group, Inc.	616,388
2,823	TD Ameritrade Holding Corp.	102,701
2,545	The Bank of New York Mellon Corp.	98,364
3,492	The Carlyle Group Inc	97,427
4,367	The Charles Schwab Corp. (b)	147,343
8,430	Virtu Financial, Inc. - Class A	198,948
		11,034,299
	Chemicals - 0.71%
1,632	Air Products & Chemicals, Inc.	394,063
2,074	Eastman Chemical Co.	144,433
1,932	Ecolab, Inc.	384,371
2,846	FMC Corp. (b)	283,519
39,153	Huntsman Corp.	703,579
1,721	Linde PLC	365,041
1,175	PPG Industries, Inc.	124,621
7,229	RPM International, Inc.	542,609
2,010	The Scotts Miracle-Gro Co. - Class A	270,285
9,304	Valvoline, Inc.	179,846
		3,392,367
	Commercial Services & Supplies - 0.48%
63,606	ADT, Inc. (b)	507,576
2,336	Cintas Corp. (b)	622,217
4,760	Copart, Inc. (a)	396,365
2,661	IAA, Inc. (a)(b)	102,635
15,788	Rollins, Inc.	669,253
		2,298,046
	Communications Equipment - 1.33%
1,159	Arista Networks, Inc. (a)(b)	243,425
3,923	Ciena Corp. (a)	212,470
30,925	Cisco Systems, Inc.	1,442,342
60,541	CommScope Holding Co., Inc. (a)	504,306
2,681	F5 Networks, Inc. (a)	373,946
1,214	Lumentum Holdings, Inc. (a)	98,856
2,542	Motorola Solutions, Inc.	356,210
2,141	Palo Alto Networks, Inc. (a)(b)	491,723
21,695	Qualcomm, Inc.	1,978,801
3,785	Ubiquiti, Inc.	660,710
		6,362,789
	Construction & Engineering - 0.36%
24,228	AECOM (a)	910,488
20,301	Quanta Services, Inc. (b)	796,408
		1,706,896
	Consumer Finance - 0.73%
31,598	Ally Financial, Inc.	626,588
5,469	American Express Co.	520,649
6,566	Capital One Financial Corp.	410,966
647	Credit Acceptance Corp. (a)(b)	271,100
4,092	Discover Financial Services	204,968
22,077	OneMain Holdings, Inc.	541,770
20,067	Santander Consumer USA Holdings, Inc. (b)	369,433
24,224	Synchrony Financial (b)	536,804
		3,482,278
	Containers & Packaging - 0.30%
3,392	Berry Plastics Group, Inc. (a)	150,333
4,339	Crown Holdings, Inc. (a)(b)	282,599
5,931	International Paper Co.	208,831
4,403	Silgan Holdings, Inc.	142,613
22,658	WestRock Co.	640,315
		1,424,691
	Distributors - 0.20%
3,321	Genuine Parts Co. (b)	288,794
25,404	LKQ Corp. (a)	665,585
		954,379
	Diversified Consumer Services - 0.43%
1,436	Bright Horizons Family Solutions, Inc. (a)	168,299
1,413	Chegg, Inc. (a)	95,039
9,636	frontdoor, Inc. (a)	427,164
3,099	Graham Holdings Co. - Class B	1,061,934
2,770	Service Corp. International (b)	107,725
5,256	ServiceMaster Global Holdings, Inc. (a)	187,587
		2,047,748
	Diversified Financial Services - 0.37%
47,291	Equitable Holdings, Inc.	912,243
41,055	Jefferies Financial Group, Inc.	638,405
4,213	Voya Financial, Inc.	196,537
		1,747,185
	Diversified Telecommunication Services - 1.05%
65,655	AT&T, Inc.	1,984,751
94,771	CenturyLink, Inc. (b)	950,553
37,250	Verizon Communications, Inc.	2,053,592
		4,988,896
	Electric Utilities - 1.01%
3,625	American Electric Power Co., Inc. (b)	288,695
4,834	Duke Energy Corp. (b)	386,188
2,500	Edison International (b)	135,775
3,225	Entergy Corp.	302,537
4,459	Evergy, Inc.	264,374
4,704	Eversource Energy	391,702
8,917	Exelon Corp.	323,598
5,180	FirstEnergy Corp.	200,881
5,118	Hawaiian Electric Industries, Inc. (b)	184,555
4,196	NextEra Energy, Inc.	1,007,753
25,639	PG&E Corp. (a)	227,418
1,712	Pinnacle West Capital Corp.	125,473
4,855	PPL Corp. (b)	125,453
9,006	The Southern Co.	466,961
5,908	Xcel Energy, Inc. (b)	369,250
		4,800,613
	Electrical Equipment - 0.81%
5,718	Acuity Brands, Inc.	547,441
2,439	Agilent Technologies, Inc.	215,534
1,760	Eaton Corp. PLC	153,965
6,553	Emerson Electric Co.	406,483
5,101	Enphase Energy, Inc. (a)	242,655
2,355	Generac Holdings, Inc. (a)	287,145
66,298	GrafTech International, Ltd. (b)	529,058
9,165	nVent Electric PLC	171,661
4,694	Regal Beloit Corp.	409,880
3,472	Rockwell Automation, Inc.	739,536
11,299	Vertiv Holdings Co. (a)	153,214
		3,856,572
	Electronic Equipment, Instruments & Components - 1.09%
14,716	Arrow Electronics, Inc. (a)	1,010,842
37,240	Avnet, Inc.	1,038,437
3,815	CDW Corp.	443,227
2,117	Cognex Corp. (b)	126,427
2,181	Dolby Laboratories, Inc. - Class A	143,662
3,049	Jabil, Inc.	97,812
4,428	Keysight Technologies, Inc. (a)(b)	446,254
14,111	National Instruments Corp.	546,237
5,504	SYNNEX Corp.	659,214
2,629	Zebra Technologies Corp. - Class A (a)	672,893
		5,185,005
	Energy Equipment & Services - 0.35%
12,574	Baker Hughes Co.	193,514
19,368	Halliburton Co.	251,397
27,329	Helmerich & Payne, Inc.	533,189
55,729	National Oilwell Varco, Inc.	682,680
		1,660,780
	Entertainment - 1.43%
8,494	Activision Blizzard, Inc.	644,695
2,099	Electronic Arts, Inc. (a)	277,173
173,933	Lions Gate Entertainment Corp. - Class A (a)(b)	1,288,844
186,152	Lions Gate Entertainment Corp. - Class B (a)	1,271,418
3,614	Netflix, Inc. (a)	1,644,515
2,022	Spotify Technology SA (a)	522,060
2,489	Take-Two Interactive Software, Inc. (a)(b)	347,390
5,687	The Walt Disney Co.	634,157
19,962	Zynga, Inc. - Class A (a)	190,437
		6,820,689
	Food & Staples Retailing - 2.67%
3,519	Casey's General Stores, Inc.	526,161
6,759	Costco Wholesale Corp.	2,049,396
33,321	CVS Health Corp.	2,164,865
2,636	Grocery Outlet Holding Corp. (a)(b)	107,549
33,469	Kroger Co.	1,132,926
36,959	Sprouts Farmers Market, Inc. (a)	945,781
11,517	SYSCO Corp.	629,519
81,791	US Foods Holding Corp. (a)	1,612,918
25,886	Walgreens Boots Alliance, Inc.	1,097,308
20,597	Walmart, Inc.	2,467,109
		12,733,532
	Food Products - 1.46%
708	Beyond Meat, Inc. (a)	94,858
5,325	Campbell Soup Co. (b)	264,280
9,801	ConAgra Brands, Inc.	344,701
17,075	Flowers Foods, Inc.	381,797
9,147	General Mills, Inc.	563,913
1,963	Hormel Foods Corp. (b)	94,754
5,396	Ingredion, Inc. (b)	447,868
4,298	Kellogg Co. (b)	283,926
4,456	Lamb Weston Holdings, Inc. (b)	284,872
1,183	McCormick & Co, Inc. - Non Voting	212,242
6,570	Mondelez International, Inc. - Class A	335,924
29,232	Pilgrim's Pride Corp. (a)	493,728
5,265	Post Holdings, Inc. (a)(b)	461,319
3,914	The Hain Celestial Group, Inc. (a)	123,330
4,524	The Hershey Co.	586,401
2,495	The J.M. Smucker Co. (b)	263,996
4,955	The Kraft Heinz Co. (b)	158,015
25,294	TreeHouse Foods, Inc. (a)(b)	1,107,877
7,739	Tyson Foods, Inc. - Class A	462,096
		6,965,897
	Gas Utilities - 0.13%
3,262	National Fuel Gas Co.	136,775
14,726	UGI Corp.	468,287
		605,062
	Health Care Equipment & Supplies - 2.58%
2,253	ABIOMED, Inc. (a)(b)	544,235
2,505	Align Technology, Inc. (a)	687,472
2,719	Baxter International, Inc.	234,106
1,737	Becton Dickinson and Co.	415,612
3,401	Boston Scientific Corp. (a)	119,409
3,603	Danaher Corp.	637,118
2,324	DexCom, Inc. (a)	942,150
13,821	Edwards Lifesciences Corp. (a)	955,169
1,093	Hill-Rom Holdings, Inc.	119,989
6,309	Hologic, Inc. (a)	359,613
1,290	ICU Medical, Inc. (a)	237,760
3,271	IDEXX Laboratories, Inc. (a)(b)	1,079,953
4,213	Insulet Corp. (a)(b)	818,417
320	Intuitive Surgical, Inc. (a)(b)	182,346
3,408	Masimo Corp. (a)	776,990
8,366	Medtronic PLC	767,162
3,645	Penumbra, Inc. (a)(b)	651,799
1,346	Quidel Corp. (a)	301,154
4,334	ResMed, Inc.	832,128
1,338	STERIS PLC	205,303
3,419	Stryker Corp.	616,070
370	Teleflex, Inc.	134,673
1,009	Varian Medical Systems, Inc. (a)(b)	123,623
1,990	West Pharmaceutical Services, Inc.	452,068
801	Zimmer Biomet Holdings, Inc.	95,607
		12,289,926
	Health Care Providers & Services - 2.93%
1,124	Amedisys, Inc. (a)(b)	223,159
2,438	AmerisourceBergen Corp.	245,677
3,168	Anthem, Inc.	833,121
6,915	Cardinal Health, Inc.	360,894
4,946	Centene Corp. (a)	314,318
8,781	Cerner Corp. (b)	601,937
1,542	Chemed Corp. (b)	695,550
8,544	Cigna Corp.	1,603,282
7,045	DaVita, Inc. (a)	557,541
1,808	HCA Healthcare, Inc.	175,484
6,941	Henry Schein, Inc. (a)(b)	405,285
2,907	Humana, Inc.	1,127,189
2,052	Laboratory Corp. of America Holdings (a)	340,858
4,568	McKesson Corp.	700,823
1,670	Molina Healthcare, Inc. (a)	297,227
1,171	Quest Diagnostics, Inc.	133,447
15,279	UnitedHealth Group, Inc.	4,506,541
9,302	Universal Health Services, Inc. - Class B	864,063
		13,986,396
	Health Care Technology - 0.18%
1,732	Teladoc Health, Inc. (a)	330,535
2,280	Veeva Systems, Inc. - Class A (a)	534,477
		865,012
	Hotels, Restaurants & Leisure - 0.90%
11,299	Aramark	255,018
445	Chipotle Mexican Grill, Inc. (a)	468,300
2,240	Choice Hotels International, Inc. (b)	176,736
1,975	Domino's Pizza, Inc.	729,644
1,870	Dunkin' Brands Group, Inc.	121,980
4,399	McDonald's Corp.	811,484
15,009	MGM Resorts International (b)	252,151
4,703	Starbucks Corp. (b)	346,094
8,220	Wendy's Co.	179,032
3,021	Yum China Holdings, Inc.	145,219
9,072	Yum! Brands, Inc.	788,448
		4,274,106
	Household Durables - 0.59%
5,112	DR Horton, Inc.	283,460
2,296	Garmin Ltd.	223,860
7,612	Lennar Corp. - Class A	469,051
7,934	Lennar Corp. - Class B	365,678
2,885	Mohawk Industries, Inc. (a)(b)	293,578
105	NVR, Inc. (a)	342,169
3,320	PulteGroup, Inc.	112,980
3,701	Roku, Inc. (a)(b)	431,277
4,305	Tempur Sealy International, Inc. (a)	309,745
		2,831,798
	Household Products - 1.49%
4,244	Church & Dwight, Inc.	328,061
2,792	Clorox Co.	612,481
12,247	Colgate-Palmolive Co.	897,216
5,589	Kimberly-Clark Corp.	790,005
15,233	Spectrum Brands Holdings, Inc.	699,195
31,546	The Procter & Gamble Co.	3,771,955
		7,098,913
	Independent Power and Renewable Electricity Producers - 0.58%
15,849	AES Corp.	229,652
22,902	NRG Energy, Inc.	745,689
96,302	Vistra Energy Corp.	1,793,143
		2,768,484
	Industrial Conglomerates - 0.23%
3,394	3M Co.	529,430
43,743	General Electric Co.	298,765
1,825	Honeywell International, Inc.	263,877
		1,092,072
	Insurance - 1.98%
13,071	American International Group, Inc.	407,554
5,074	Aon Plc (b)	977,252
2,582	Arthur J. Gallagher & Co.	251,719
2,092	Assurant, Inc.	216,083
14,474	Berkshire Hathaway, Inc. - Class B (a)	2,583,754
19,373	Brighthouse Financial, Inc. (a)	538,957
7,024	Brown & Brown, Inc.	286,298
1,183	Erie Indemnity Co. - Class A (b)	227,018
8,557	Fidelity National Financial, Inc.	262,358
5,187	First American Financial Corp.	249,080
3,585	Hartford Financial Services Group, Inc.	138,202
7,335	Lincoln National Corp.	269,855
4,804	Marsh & McLennan Cos., Inc.	515,805
13,584	MetLife, Inc.	496,088
838	Primerica, Inc.	97,711
3,650	Principal Financial Group, Inc.	151,621
6,396	Prudential Financial, Inc. (b)	389,516
2,267	Reinsurance Group of America, Inc.	177,823
2,544	The Allstate Corp.	246,742
4,986	The Progressive Corp.	399,428
21,269	Unum Group (b)	352,853
1,086	Willis Towers Watson PLC (d)	213,888
		9,449,605
	Interactive Media & Services - 4.85%
4,511	Alphabet, Inc. - Class A (a)	6,396,824
4,506	Alphabet, Inc. - Class C (a)	6,369,727
37,632	Facebook, Inc. - Class A (a)	8,545,098
2,984	IAC InterActive Corp. (a)	965,026
5,804	Match Group, Inc. - Class A (a)(b)	621,318
12,544	TripAdvisor, Inc. - Class A (b)	238,461
		23,136,454
	Internet & Direct Marketing Retail - 4.88%
6,557	Amazon.com, Inc. (a)	18,089,583
564	Booking Holdings, Inc. (a)	898,080
10,036	eBay, Inc.	526,388
4,795	Etsy, Inc. (a)	509,373
2,712	Expedia Group, Inc. - Class A	222,926
1,666	GrubHub, Inc. (a)	117,120
178,286	Qurate Retail, Inc. - Series A (a)	1,693,717
6,165	Wayfair, Inc. - Class A (a)(b)	1,218,265
		23,275,452
	IT Services - 5.41%
9,809	Accenture PLC - Class A	2,106,188
2,745	Akamai Technologies, Inc. (a)	293,962
36,181	Alliance Data Systems Corp.	1,632,487
5,871	Amdocs Ltd.	357,426
649	Automatic Data Processing, Inc.	96,630
4,085	Black Knight, Inc. (a)	296,408
4,386	Booz Allen Hamilton Holding Corp. - Class A	341,187
1,036	Broadridge Financial Solutions, Inc.	130,733
3,214	CACI International, Inc. - Class A (a)	697,052
12,604	Cognizant Technology Solutions Corp. - Class A	716,159
6,780	CoreLogic, Inc.	455,752
119,397	DXC Technology Co.	1,970,051
1,029	EPAM Systems, Inc. (a)	259,318
3,677	Euronet Worldwide, Inc. (a)	352,330
1,603	Fastly, Inc. - Class A (a)	136,463
5,441	Fidelity National Information Services, Inc.	729,584
8,576	Fiserv, Inc. (a)	837,189
556	FleetCor Technologies, Inc. (a)	139,851
1,795	Gartner, Inc. (a)	217,787
8,668	Genpact, Ltd.	316,555
3,172	Global Payments, Inc.	538,035
3,004	GoDaddy, Inc. - Class A (a)	220,283
7,347	Leidos Holdings, Inc.	688,193
9,749	MasterCard, Inc. - Class A	2,882,779
611	MongoDB, Inc. (a)(b)	138,294
1,614	Okta, Inc. - Class A (a)(b)	323,171
9,079	PayPal Holdings, Inc. (a)	1,581,834
94,905	Sabre Corp. (b)	764,934
6,923	Science Applications International Corp.	537,779
5,041	Square, Inc. - Class A (a)(b)	529,003
17,520	Switch, Inc.	312,206
12,400	The Western Union Co. (b)	268,088
4,684	T-Mobile USA, Inc. (a)	487,839
2,820	VeriSign, Inc. (a)	583,261
17,943	Visa, Inc. - Class A (b)	3,466,049
2,473	WEX, Inc. (a)(b)	408,070
		25,812,930
	Leisure Products - 0.29%
1,664	Brunswick Corp.	106,513
32,649	Mattel, Inc. (a)(b)	315,716
1,279	Polaris Industries, Inc.	118,371
3,080	Pool Corp.	837,360
		1,377,960
	Life Sciences Tools & Services - 1.04%
679	Bio-Rad Laboratories, Inc. - Class A (a)	306,562
899	Bio-Techne Corp.	237,399
4,895	Bruker Corp.	199,129
1,963	Charles River Laboratories International, Inc. (a)	342,249
1,797	Illumina, Inc. (a)	665,519
1,686	IQVIA Holdings, Inc. (a)	239,210
702	Mettler-Toledo International, Inc. (a)	565,496
7,624	QIAGEN NV (a)	326,383
6,602	Syneos Health, Inc. (a)	384,566
3,637	Thermo Fisher Scientific, Inc.	1,317,830
1,989	Waters Corp. (a)	358,816
		4,943,159
	Machinery - 1.15%
9,463	AGCO Corp.	524,818
1,112	Caterpillar, Inc.	140,668
1,671	Crane Co.	99,358
1,374	Cummins, Inc.	238,059
4,671	Donaldson Co., Inc.	217,295
1,319	Dover Corp.	127,363
69,901	Gates Industrial Corp PLC (a)	718,582
6,628	Graco, Inc.	318,078
4,569	Illinois Tool Works, Inc.	798,890
3,945	Lincoln Electric Holdings, Inc. (b)	332,327
1,529	Nordson Corp. (b)	290,067
4,015	Oshkosh Corp.	287,554
671	Parker-Hannifin Corp.	122,974
920	Snap-on, Inc. (b)	127,429
10,471	The Timken Co.	476,326
5,601	The Toro Co.	371,570
1,259	Valmont Industries, Inc.	143,047
2,332	Wabtec Corp.	134,253
		5,468,658
	Marine - 0.02%
1,791	Kirby Corp. (a)	95,926
	Media - 1.50%
232	Cable One, Inc.	411,765
1,317	Charter Communications, Inc. - Class A (a)	671,723
31,396	Comcast Corp. - Class A	1,223,816
19,791	Discovery Communications, Inc. - Series A (a)(b)	417,590
18,966	Discovery Communications, Inc. - Series C (a)(b)	365,285
8,990	Fox Corp. - Class A	241,112
7,178	Fox Corp. - Class B	192,658
3,912	GCI Liberty, Inc. (a)	278,221
4,328	John Wiley & Sons, Inc. - Class A	168,792
2,536	Liberty Broadband Corp. - Class A (a)	309,874
2,901	Liberty Broadband Corp. - Class C (a)	359,608
17,355	Liberty Media Corp.-Liberty SiriusXM - Class A (a)(b)	599,095
19,072	Liberty Media Corp.-Liberty SiriusXM - Class C (a)	657,030
1,343	Nexstar Media Group, Inc. - Class A	112,396
79,835	Sirius XM Holdings, Inc. (b)	468,631
11,256	The Interpublic Group of Companies, Inc.	193,153
9,360	The New York Times Co. - Class A (b)	393,401
4,057	ViacomCBS, Inc.	103,859
		7,168,009
	Metals & Mining - 0.51%
9,788	Newmont Goldcorp Corp.	604,311
10,192	Reliance Steel & Aluminum Co.	967,527
2,970	Royal Gold, Inc.	369,230
18,217	Steel Dynamics, Inc.	475,282
		2,416,350
	Multiline Retail - 1.03%
3,311	Burlington Stores, Inc. (a)	652,035
5,005	Dollar General Corp.	953,503
2,542	Dollar Tree, Inc. (a)	235,593
64,751	Kohl's Corp. (b)	1,344,878
22,511	Nordstrom, Inc. (b)	348,695
2,444	Ollie's Bargain Outlet Holdings, Inc. (a)	238,657
9,438	Target Corp.	1,131,899
		4,905,260
	Multi-Utilities - 0.49%
3,350	Ameren Corp.	235,706
5,853	CenterPoint Energy, Inc. (b)	109,276
3,364	CMS Energy Corp.	196,525
2,724	Consolidated Edison, Inc.	195,937
3,740	Dominion Energy, Inc.	303,613
1,880	DTE Energy Co.	202,100
5,018	MDU Resources Group, Inc.	111,299
4,107	Public Service Enterprise Group, Inc.	201,900
3,421	Sempra Energy	401,044
4,428	WEC Energy Group, Inc. (b)	388,114
		2,345,514
	Oil, Gas & Consumable Fuels - 0.42%
6,709	Chevron Corp.	598,644
3,515	EOG Resources, Inc.	178,070
2,119	Exxon Mobil Corp.	94,762
35,352	HollyFrontier Corp.	1,032,278
3,623	ONEOK, Inc.	120,356
		2,024,110
	Personal Products - 0.48%
39,543	Coty, Inc. - Class A	176,757
15,613	Herbalife Nutrition, Ltd. (a)(b)	702,273
14,992	Nu Skin Enterprises, Inc. - Class A	573,144
4,379	The Estee Lauder Cos., Inc. - Class A	826,230
		2,278,404
	Pharmaceuticals - 4.85%
17,992	Abbott Laboratories	1,645,009
27,326	AbbVie, Inc.	2,682,867
34,399	Bristol-Myers Squibb Co.	2,022,661
5,263	Catalent, Inc. (a)	385,778
12,632	Eli Lilly & Co.	2,073,922
5,997	Horizon Therapeutics Plc (a)	333,313
5,588	Jazz Pharmaceuticals PLC (a)	616,580
42,418	Johnson & Johnson	5,965,243
32,191	Merck & Co., Inc.	2,489,330
102,458	Mylan NV (a)	1,647,525
7,220	Perrigo Co. PLC (b)	399,049
54,943	Pfizer, Inc.	1,796,636
7,750	Zoetis, Inc.	1,062,060
		23,119,973
	Professional Services - 0.73%
796	CoStar Group, Inc. (a)(b)	565,693
1,461	Equifax, Inc.	251,117
822	FTI Consulting, Inc. (a)	94,160
2,101	IHS Markit, Ltd.	158,626
16,220	ManpowerGroup, Inc.	1,115,125
12,941	Nielsen Holdings Plc (b)	192,303
9,792	Robert Half International, Inc. (b)	517,311
3,230	TransUnion	281,139
1,894	Verisk Analytics, Inc.	322,359
		3,497,833
	Real Estate Management & Development - 0.20%
7,391	CBRE Group, Inc. - Class A (a)	334,221
6,036	Jones Lang LaSalle, Inc. (b)	624,485
		958,706
	Road & Rail - 0.42%
1,219	J.B. Hunt Transport Services, Inc.	146,694
885	Kansas City Southern	132,122
4,761	Knight-Swift Transportation Holdings, Inc.	198,581
4,683	Landstar System, Inc. (b)	525,948
2,463	Old Dominion Freight Line, Inc. (b)	417,700
8,010	Schneider National, Inc. - Class B	197,607
2,240	Union Pacific Corp.	378,717
		1,997,369
	Semiconductors & Semiconductor Equipment - 4.78%
28,440	Advanced Micro Devices, Inc. (a)	1,496,228
2,379	Analog Devices, Inc.	291,761
16,998	Applied Materials, Inc.	1,027,529
4,757	Broadcom, Inc.	1,501,357
10,536	Cirrus Logic, Inc. (a)	650,914
5,231	Entegris, Inc.	308,891
2,599	Inphi Corp. (a)	305,383
80,628	Intel Corp.	4,823,973
3,672	KLA-Tencor Corp.	714,131
3,314	Lam Research Corp.	1,071,946
5,531	Marvell Technology Group, Ltd.	193,917
4,912	Maxim Integrated Products, Inc.	297,716
3,440	Microchip Technology, Inc. (b)	362,266
15,144	Micron Technology, Inc. (a)	780,219
3,761	MKS Instruments, Inc.	425,896
2,014	Monolithic Power Systems, Inc. (b)	477,318
8,454	NVIDIA Corp.	3,211,759
28,065	ON Semiconductor Corp. (a)(b)	556,248
5,954	Qorvo, Inc. (a)	658,096
5,069	Skyworks Solutions, Inc.	648,122
1,705	SolarEdge Technologies, Inc. (a)	236,620
9,410	Teradyne, Inc. (b)	795,239
12,913	Texas Instruments, Inc.	1,639,564
3,362	Xilinx, Inc.	330,787
		22,805,880
	Software - 11.26%
16,527	2U, Inc. (a)(b)	627,365
7,592	Adobe Systems, Inc. (a)	3,304,874
2,056	Alteryx, Inc. (a)(b)	337,760
10,491	Anaplan, Inc. (a)	475,347
1,486	ANSYS, Inc. (a)	433,511
3,032	Aspen Technology, Inc. (a)	314,146
2,588	Atlassian Corp. PLC - Class A (a)	466,539
3,508	Autodesk, Inc. (a)	839,079
2,305	Avalara, Inc. (a)	306,772
1,358	Bill.com Holdings, Inc. (a)	122,505
9,281	Cadence Design System, Inc. (a)	890,605
6,297	CDK Global, Inc.	260,822
2,457	Ceridian HCM Holding, Inc. (a)(b)	194,766
7,015	Citrix Systems, Inc.	1,037,589
1,485	Coupa Software, Inc. (a)	411,404
5,328	DocuSign, Inc. (a)	917,535
15,701	Dropbox, Inc. - Class A (a)	341,811
2,603	Dynatrace, Inc. (a)	105,682
1,902	Elastic NV (a)	175,383
656	Everbridge, Inc. (a)	90,764
2,198	Fair Isaac Corp. (a)	918,852
2,584	Five9, Inc. (a)	285,971
4,052	Fortinet, Inc. (a)	556,218
823	HubSpot, Inc. (a)	184,640
2,764	Intuit, Inc.	818,669
2,523	Jack Henry & Associates, Inc.	464,308
4,583	LogMeIn, Inc.	388,501
9,498	Manhattan Associates, Inc. (a)(b)	894,712
121,730	Microsoft Corp.	24,773,272
3,458	New Relic, Inc. (a)	238,256
46,697	NortonLifeLock, Inc.	926,001
21,303	Nuance Communications, Inc. (a)(b)	539,072
14,379	Nutanix, Inc. - Class A (a)(b)	340,854
21,715	Oracle Corp.	1,200,188
990	Paycom Software, Inc. (a)	306,633
1,444	Paylocity Holding Corp. (a)(b)	210,665
6,247	Pegasystems, Inc. (b)	632,009
993	Proofpoint, Inc. (a)(b)	110,342
5,343	RingCentral, Inc. - Class A (a)	1,522,808
5,684	salesforce.com, Inc. (a)	1,064,784
3,451	ServiceNow, Inc. (a)	1,397,862
4,102	Smartsheet, Inc. - Class A (a)(b)	208,874
1,694	Splunk, Inc. (a)	336,598
8,722	SS&C Technologies Holdings, Inc.	492,619
3,819	Synopsys, Inc. (a)	744,705
555	The Trade Desk, Inc. - Class A (a)	225,607
1,013	Tyler Technologies, Inc. (a)	351,389
1,673	VMware, Inc. - Class A (a)(b)	259,081
1,949	Workday, Inc. - Class A (a)(b)	365,165
3,681	Zendesk, Inc. (a)(b)	325,879
1,758	Zoom Video Communications, Inc. (a)	445,723
4,298	Zscaler, Inc. (a)(b)	470,631
		53,655,147
	Specialty Retail - 3.51%
1,551	Advance Auto Parts, Inc.	220,940
28,390	AutoNation, Inc. (a)(b)	1,066,896
788	AutoZone, Inc. (a)	888,959
9,523	Best Buy Co., Inc.	831,072
877	Carvana Co. (a)(b)	105,415
4,736	Dick's Sporting Goods, Inc. (b)	195,407
3,902	Floor & Decor Holdings, Inc. - Class A (a)(b)	224,950
11,408	Foot Locker, Inc.	332,657
22,129	L Brands, Inc. (b)	331,271
13,483	Lowe's Cos., Inc.	1,821,823
1,882	O'Reilly Automotive, Inc. (a)	793,583
25,619	Penske Automotive Group, Inc. (b)	991,712
8,084	Ross Stores, Inc.	689,080
1,651	Sherwin-Williams Co.	954,030
31,864	The Gap, Inc. (b)	402,124
16,294	The Home Depot, Inc.	4,081,810
18,428	The TJX Cos., Inc.	931,720
2,231	Tiffany & Co. (b)	272,048
3,910	Tractor Supply Co.	515,299
2,472	Ulta Beauty, Inc. (a)(b)	502,854
7,145	Williams Sonoma, Inc. (b)	585,962
		16,739,612
	Technology Hardware, Storage & Peripherals - 5.60%
64,727	Apple, Inc.	23,612,410
12,136	HP, Inc. (b)	211,530
7,548	International Business Machines Corp.	911,572
27,037	NCR Corp. (a)	468,281
9,717	NetApp, Inc. (b)	431,143
26,967	Pure Storage, Inc. - Class A (a)(b)	467,338
18,643	Teradata Corp. (a)(b)	387,774
4,351	Western Digital Corp.	192,097
		26,682,145
	Textiles, Apparel & Luxury Goods - 1.62%
24,073	Capri Holdings, Ltd. (a)	376,261
4,409	Carter's, Inc.	355,806
5,320	Columbia Sportswear Co. (b)	428,686
5,967	lululemon athletica, Inc. (a)(b)	1,861,764
17,729	NIKE, Inc. - Class B	1,738,328
15,844	PVH Corp. (b)	761,304
4,096	Ralph Lauren Corp. - Class A (b)	297,042
11,450	Skechers U.S.A., Inc. - Class A (a)	359,301
29,781	Tapestry, Inc.	395,492
41,942	Under Armour, Inc. - Class A (a)(b)	408,515
26,607	Under Armour, Inc. - Class C (a)(b)	235,206
8,220	VF Corp.	500,927
		7,718,632
	Tobacco - 0.34%
22,856	Philip Morris International, Inc.	1,601,291
	Trading Companies & Distributors - 0.83%
16,968	Fastenal Co. (b)	726,909
10,012	HD Supply Holdings, Inc. (a)	346,916
7,154	MSC Industrial Direct Co., Inc. - Class A	520,883
1,121	United Rentals, Inc. (a)(b)	167,074
74,168	Univar, Inc. (a)(b)	1,250,472
2,021	W.W. Grainger, Inc.	634,917
1,774	Watsco, Inc. - Class A (b)	315,240
		3,962,411
	Transportation Infrastructure - 0.04%
6,622	Macquarie Infrastructure Corp.	203,229
	Water Utilities - 0.07%
2,656	American Water Works Co., Inc.	341,721
	Total Common Stocks (Cost $330,147,054)	445,976,296

	INVESTMENT COMPANIES - 3.39%
	Exchange Traded Funds - 3.39%
56,982	Vanguard S&P 500 ETF	16,150,408
	Total Investment Companies (Cost $14,246,112)	16,150,408

	REAL ESTATE INVESTMENT TRUSTS - 2.37%
	Real Estate Investment Trusts - 2.37%
7,363	AGNC Investment Corp.	94,983
1,205	Alexandria Real Estate Equities, Inc.	195,511
12,709	American Homes 4 Rent - Class A	341,872
3,441	American Tower Corp.	889,636
33,229	Apple Hospitality REIT, Inc.	320,992
11,647	Brandywine Realty Trust	126,836
13,667	Brixmor Property Group, Inc.	175,211
150,444	Brookfield Property REIT, Inc. - Class A (b)	1,498,422
2,446	Camden Property Trust	223,124
808	CoreSite Realty Corp.	97,817
6,200	Corporate Office Properties Trust	157,108
3,314	Crown Castle International Corp.	554,598
3,173	CyrusOne, Inc.	230,836
2,815	Digital Realty Trust, Inc. (b)	400,040
7,499	Duke Realty Corp.	265,390
102,128	Empire State Realty Trust, Inc. - Class A (b)	714,896
881	Equinix, Inc.	618,726
7,927	Equity Commonwealth	255,249
6,122	Equity LifeStyle Properties, Inc.	382,503
7,430	Gaming and Leisure Properties, Inc.	257,076
3,666	Highwoods Properties, Inc.	136,852
28,653	Host Hotels & Resorts, Inc.	309,166
14,192	Invitation Homes, Inc.	390,706
15,016	Medical Properties Trust, Inc.	282,301
2,870	Mid-America Apartment Communities, Inc.	329,103
30,710	Paramount Group, Inc.	236,774
6,071	Prologis, Inc.	566,606
2,292	Realty Income Corp.	136,374
1,247	SBA Communications Corp.	371,506
7,021	Spirit Realty Capital, Inc. (b)	244,752
6,387	STORE Capital Corp.	152,074
2,677	Sun Communities, Inc.	363,215
	Total Real Estate Investment Trusts (Cost $11,012,569)	11,320,255

	RIGHTS - 0.00%
	Wireless Telecommunication Services - 0.00%
4,684	T-Mobile US, Inc. (a)	786
	Total Rights (Cost $483)	786

	SHORT TERM INVESTMENTS - 0.02%
	Money Market Funds - 0.02%
95,704	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 0.12% (c)	95,704
	Total Short Term Investments (Cost $95,704)	95,704

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 13.09%
	Investments Purchased with Proceeds from Securities Lending Collateral - 13.09%
62,387,012	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 0.33% (c)	62,387,012
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $62,387,012)	62,387,012

	Total Investments (Cost $417,888,934) - 112.42%	535,930,461
	Liabilities in Excess of Other Assets - (12.42)%	(59,206,838)
	TOTAL NET ASSETS - 100.00%	$476,723,623

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Seven-day yield as of June 30, 2020.
(d)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $213,888, which represents 0.04% of total net assets.